As filed with the Securities and Exchange Commission on November 18, 2011
1933 Act Registration No. 333-146507
1940 Act Registration No. 811-08557
CIK No. 0001048607

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 17

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 143

Lincoln Life Flexible Premium Variable Life Account M
(Exact Name of Registrant)

Lincoln AssetEdgeSM VUL

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)

1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Peter Feeley
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)

Copy To:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending
December 31, 2010 was filed March 18, 2011.

It is proposed that this filing will become effective:
/x/ immediately upon filing pursuant to paragraph (b)
/ / on May 1, 2011 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be December 22, 2010.

Supplement Dated November 18, 2011
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account Y

American Legacy AssetEdgeSM VUL

Lincoln Life Flexible Premium Variable Life Account M

Lincoln AssetEdge® VUL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account Y

American Legacy AssetEdgeSM VUL

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln AssetEdge® VUL

This supplement outlines certain changes to your variable universal life insurance product prospectus.  It is for informational purposes only; no action is required on your part.  Keep this supplement with your prospectus for future reference.

Changes to “LAPSE AND REINSTATEMENT” section of the prospectus:

The following replaces the first sentence of the “No-Lapse Provision” section:

Your policy includes a No-Lapse Provision, if available to you under our underwriting guidelines.

The Prospectus and Statement of Additional Information, including the consolidated financials statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account M, as submitted with Post-Effective Amendment No. 16 to Registration Statement on Form N-6 filed on April 1, 2011 (File No. 333-146507), are incorporated herein by reference.

PART C - OTHER INFORMATION
Item 26. EXHIBITS

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(2)

(2) N/A

(3) (a) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors.(5), and Amendments.(3)

(4) (a) Policy LN698.(14)
(b) Accelerated Benefits Rider—Policy Form ABR 5654(12) and ABR 5650.(12)
(c) Change of Insured Rider—Policy Form LR496.(7)
(d) Enhanced Surrender Value Rider—Policy Form LR541(12).
(e) Exec Enhanced Surrender Value Rider—Policy Form LR547.(6)
(f) Estate Tax Repeal Rider—Policy Form LR511.(8)
(g) Overloan Protection Rider—Policy Form LR540.(10)
(h) Waiver of Monthly Deduction Benefit Rider—Policy Form LR436 and LR437.(2)

(5) Application—Form LFF06399.(12)

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company.(1)
(b) Bylaws of The Lincoln National Life Insurance Company.(11)

(7) Form of Reinsurance Contracts.(9)

(8) Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:
(a) AIM Variable Insurance Funds (17)
(b) AllianceBernstein Variable Products Series Fund, Inc.(16)
(c) American Century Investments Variable Portfolios, Inc. (17)
(d) American Funds Insurance Series (17)
(e) BlackRock Variable Insurance Trust (17)
(f) Delaware VIP Trust (16)
(g) DWS Investments VIT Funds(16)
(h) DWS Variable Series II (16)
(i) Fidelity Variable Insurance Products(16)
(j) Franklin Templeton Variable Insurance Products Trust (17)
(k) Janus Aspen Series(16)
(l) Lincoln Variable Insurance Products Trust (17)
(m) MFS Variable Insurance Trust(15)
(n) PIMCO Variable Insurance Trust (17)

(9) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York.(4)

(10) Not applicable.
(11) Opinion and Consent of John L. Reizian, Esq. (Filed Herewith)
(12) Not Applicable.
(13) Not Applicable.
(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.
(15) Not applicable.
(16) Not applicable.
(17) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii). (17)
____________________________________________________________________________________________________________________________________________________
(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-04999) filed on September 24, 1996.
(2) Incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
(3) (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.
(b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

(d) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) Incorporated by reference to Registration Statement on Form N-4 (File 333-147673) filed on November 28, 2007.
(5) Incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.
(6) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-146507) filed on December 12, 2008.
(7) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-82663) filed on April 12, 2001.
(8) Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 333-54338) filed on September 14, 2001.
(9) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-139960) filed on April 1, 2008.
(10) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-118478) filed on April 6, 2006.
(11) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(12) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.
(13) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-177663) filed on November 2, 2011.
(14) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-146507) filed on August 29, 2008.
(15) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-139960) filed on April 1, 2008.
(16) Incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.
(17)  Incorporated by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011

Item 27. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Frederick J. Crawford**	Executive Vice President and Director
Mark E. Konen***	Executive Vice President and Director
Keith J. Ryan*	Vice President and Director
Rise C. M. Taylor*	Vice President and Treasurer
Charles A. Brawley, III**	Senior Vice President and Secretary
C. Phillip Elam II***	Senior Vice President, Chief Investment Officer
Randal Freitag**	Executive Vice President, Chief Financial Officer and Director
Charles C. Cornellio***	Executive Vice President, Chief Administrator Officer and Director

*	Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

**	Principal business address is 150 North Radnor Chester Road, Radnor, PA 19087

***	Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (13)

Item 29. Indemnification

(a) Brief description of indemnification provisions:

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.  In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Variable Annuity Account JF-II; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life

Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.

(b) Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Patrick J. Caulfield**	Vice President and Chief Compliance Officer, Senior Counsel
Keith J. Ryan***	Vice President, Chief Financial Officer
Linda Woodward***	Secretary
Joel Schwartz*	Senior Vice President and Director
Anant Bhalla*	Senior Vice President, Treasurer
Thomas O'Neill*	Senior Vice President, Chief Operating Officer, and Director

*	Principal Business address is 130 North Radnor Chester Road, Philadelphia, PA 19102

**	Principal Business address is 350 Church Street, Hartford, CT 06103

***	Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A

Item 31. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 17 to the Registration Statement on Form N-6 (File No. 333-146507; 811-08557; CIK: 0001048607) to be signed on its behalf by the undersigned duly authorized, in the City of Greensboro and State of North Carolina on the 18th day of November, 2011.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life Flexible Premium Variable Life Account  M
(Registrant)

/s/ Michael L. Parker
By _________________________________
Michael L. Parker
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Michael L. Parker
By _________________________________
Michael L. Parker
Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to the  Registration Statement on Form N-6 (File No. 333-146507; 811-08557; CIK: 0001048607) has been signed below on November 18, 2011, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________	Executive Vice President; Chief Administrative Officer
Charles C. Cornelio	and Director

/s/ Frederick J. Crawford *
______________________________	Executive Vice President and Director
Frederick J. Crawford

/s/ C Phillip Elam II *
______________________________	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Randal J. Freitag *
______________________________	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Mark E. Konen *
______________________________	Executive Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *
______________________________                          Vice President and Director
Keith J. Ryan

/s/ John L. Reizian
* By ________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement